Summary of significant accounting policies - Revenue recognition (Details) $ in Thousands	12 Months Ended			72 Months Ended
	Dec. 31, 2023 USD ($) member service	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Revenue Recognition
Number of electric distribution cooperative members | member	38
Number of services provided | service	2
Minimum margins for interest ratio under the first mortgage indenture	1.10	1.10	1.10
Targeted margins for interest ratio	1.14	1.14	1.14
Refund liability	$ 34,266	$ 28,471		$ 34,266
Total revenues	1,740,185	2,130,137	$ 1,604,863
Operating revenues
Amount remaining to be credited	308,507			308,507
Vogtle Units No. 3 & No. 4
Operating revenues
Recovery of financing costs	9,261	14,796	15,693
Cumulative recovery of financing costs	$ 135,693
Additional collection period (in years)	5 years
Billed amount	$ 52,378	11,774	143,000	369,102
Sales to members
Revenue Recognition
Total revenues	1,681,566	1,974,683	1,557,109
Operating revenues
Receivables	$ 170,901	$ 187,401	$ 143,715	170,901
Jackson EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)	15.10%	16.00%	15.20%
Cobb EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)	11.40%	9.50%	12.30%
GreyStone Power Corporation, an EMC | Total operating revenues | Revenues of members
Operating revenues
Concentration risk (as a percent)	8.50%	10.00%	8.70%
Sales to non-members
Revenue Recognition
Total revenues	$ 58,619	$ 155,454	$ 47,754
Operating revenues
Receivables	30,883	32,614		$ 30,883
Capacity revenues | Sales to members
Revenue Recognition
Total revenues	1,082,368	984,036	946,662
Capacity revenues | Sales to non-members
Revenue Recognition
Total revenues	13,624	82	0
Energy revenues | Sales to members
Revenue Recognition
Total revenues	599,198	990,647	610,447
Energy revenues | Sales to non-members
Revenue Recognition
Total revenues	$ 44,995	$ 155,372	$ 47,754